Reportable Segments	12 Months Ended
Apr. 30, 2011
Reportable Segments [Abstract]
Reportable Segments
NOTE E: REPORTABLE SEGMENTS
The Company operates in one industry: the manufacturing and marketing of food products. The Company has four reportable segments: U.S. Retail Coffee Market, U.S. Retail Consumer Market, U.S. Retail Oils and Baking Market, and Special Markets. The U.S. Retail Coffee Market segment represents the domestic sales of Folgers, Dunkin’ Donuts, and Millstone branded coffee to retail customers; the U.S. Retail Consumer Market segment primarily includes domestic sales of Smucker’s, Jif, and Hungry Jack branded products; the U.S. Retail Oils and Baking Market segment includes domestic sales of Crisco, Pillsbury, Eagle Brand, and Martha White branded products; and the Special Markets segment is comprised of the Canada, foodservice, natural foods, and international strategic business areas. Special Markets segment products are distributed domestically and in foreign countries through retail channels, foodservice distributors and operators (e.g., restaurants, schools and universities, health care operators), and health and natural foods stores and distributors.
While the Company’s four reportable segments remain the same for 2011, the calculation of segment profit was modified at the beginning of 2011 to include intangible asset amortization and impairment charges related to segment assets, along with certain other items in each of the segments. These items were previously considered corporate expenses and were not allocated to the segments. This change more accurately aligns the segment financial results with the responsibilities of segment management, most notably in the area of intangible assets. Segment profit for 2010 and 2009 has been presented to be consistent with the current methodology.
The following table sets forth reportable segment and geographical information.

	Year Ended April 30,
	2011	2010	2009

Net sales:
U.S. Retail Coffee Market	$1,930,869	$1,700,458	$855,571
U.S. Retail Consumer Market	1,091,595	1,125,280	1,103,264
U.S. Retail Oils and Baking Market	888,008	905,719	995,474
Special Markets	915,271	873,832	803,624

Total net sales	$4,825,743	$4,605,289	$3,757,933

Segment profit:
U.S. Retail Coffee Market	$536,133	$484,006	$211,113
U.S. Retail Consumer Market	294,970	285,223	249,439
U.S. Retail Oils and Baking Market	116,624	127,954	116,946
Special Markets	154,441	134,948	105,028

Total segment profit	$1,102,168	$1,032,131	$682,526

Interest income	2,512	2,793	6,993
Interest expense	(69,594)	(65,187)	(62,478)
Share-based compensation expense	(19,896)	(20,687)	(14,043)
Merger and integration costs	(11,194)	(33,692)	(72,666)
Cost of products sold — restructuring	(54,089)	(3,870)	—
Other restructuring costs	(47,868)	(1,841)	(10,229)
Corporate administrative expenses	(184,849)	(181,132)	(133,313)
Other (expense) income — net	(26)	2,238	(725)

Income before income taxes	$717,164	$730,753	$396,065

Net sales:
Domestic	$4,358,091	$4,167,042	$3,353,362
International:
Canada	$409,710	$385,870	$356,300
All other international	57,942	52,377	48,271

Total international	$467,652	$438,247	$404,571

Total net sales	$4,825,743	$4,605,289	$3,757,933

Assets:
Domestic	$7,912,311	$7,591,931	$7,670,192
International:
Canada	$406,576	$376,788	$514,993
All other international	5,698	6,134	6,976

Total international	$412,274	$382,922	$521,969

Total assets	$8,324,585	$7,974,853	$8,192,161

Long-lived assets:
Domestic	$6,502,749	$6,543,440	$6,406,085
International:
Canada	$184,624	$207,517	$386,948
All other international	213	266	237

Total international	$184,837	$207,783	$387,185

Total long-lived assets	$6,687,586	$6,751,223	$6,793,270

Segment profit represents revenue less direct and allocable operating expenses.
The following table presents product sales information.

		Year Ended April 30,

	2011	2010	2009

Coffee	44%	40%	25%
Peanut butter	12	12	14
Fruit spreads	8	8	9
Shortening and oils	7	8	11
Baking mixes and frostings	6	6	8
Canned milk	5	5	7
Flour and baking ingredients	5	5	7
Portion control	3	3	4
Juices and beverages	3	3	3
Uncrustables frozen sandwiches	2	3	3
Toppings and syrups	2	2	3
Other	3	5	6

Total product sales	100%	100%	100%

As a result of the Company’s organizational changes and realignment of management responsibilities effective May 1, 2011, the Company’s reportable segments will change in 2012. All historical information will be retroactively conformed to the new presentation.